TAXES ON INCOME (Profit (Loss) Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Profit (loss) before income tax expense	$ (3,701)	$ (2,567)	$ 1,244
Current tax expense (benefit)	74	73	69
Deferred taxes		1,085	149
Income tax expense	74	1,158	218	$ 1,634
Israel [Member]
Profit (loss) before income tax expense	(3,701)	(2,767)	1,038
Current tax expense (benefit)			(3)
Deferred taxes		1,085	149
Foreign Jurisdictions [Member]
Profit (loss) before income tax expense		200	206
Current tax expense (benefit)	74	$ 73	72
Deferred taxes